BASIS OF PRESENTATION (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Additions at fair value	$ 308,330
Change in fair value	527,584
Fair value, Ending Balance	835,914
Level 1 [Member]
Additions at fair value	0
Fair value, Ending Balance		$ 0	$ 0
Change in fair value at initial issuance		0
Change in fair value of the derivative		0
Level 3 [Member]
Additions at fair value	308,330
Fair value, Ending Balance		0	302,156
Change in fair value at initial issuance		166,667	544,592
Change in fair value of the derivative		(468,823)	(646,705)
Change in fair value due to conversion of debt			(199,567)
Level 2 [Member]
Additions at fair value	$ 0
Fair value, Ending Balance		0	$ 0
Change in fair value at initial issuance		0
Change in fair value of the derivative		$ 0